Derivatives and Hedging Activities (Schedule of Interest Rate Derivatives) (Details) (Cash Flow Hedging [Member], Designated as Hedging Instrument [Member], Interest Rate Cap [Member], USD $)
In Thousands, unless otherwise specified
Sep. 30, 2012
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Interest Rate Cap [Member]
Derivative [Line Items]
Number of Instruments	1
Notional Amount	$ 50,000